Investment Securities - Schedule of Other-Than-Temporarily Impaired Investment Security Portion of Unrealized Loss Recognized in Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of period	$ (1,273)	$ (1,273)	$ (1,273)
Credit losses on securities not previously considered other-than-temporarily impaired	0	0	0
Credit losses on securities for which OTTI was previously recognized	0	0	0
Reduction for securities sold/settled during the period	1,273
Balance at end of period		$ (1,273)	$ (1,273)